INVESTMENTS (Schedule of investments activity) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments in and Advances to Affiliates, Activity [Line Items]
Impairment	$ 34,941	$ 15,652	$ 34,941	$ 15,652
Warrants CAD 0.30 [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, Beginning Balance			1,666,667
Investments, Ending Balance					$ 1,666,667
Warrants CAD 1.00 [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, Beginning Balance			333,333
Investments, Ending Balance					333,333
Level 3 [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, Beginning Balance			764	2,670	2,670	$ 0
Purchases						4,937
Exercise of warrant						179
Impairment					(1,257)	(939)
Loss on changes in fair value			(564)		(649)	(1,507)
Investments, Ending Balance	200		200		764	2,670
Level 3 [Member] | Investee Common Shares [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, Beginning Balance			730	1,987	1,987	0
Purchases						2,430
Exercise of warrant						496
Impairment					(1,257)	(939)
Loss on changes in fair value			(530)		0	0
Investments, Ending Balance	200		200		730	1,987
Level 3 [Member] | Warrants CAD 0.30 [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, Beginning Balance			34	625	625	0
Purchases						2,507
Exercise of warrant						(418)
Impairment					0	0
Loss on changes in fair value			(34)		(591)	(1,464)
Investments, Ending Balance	0		0		34	625
Level 3 [Member] | Warrants CAD 1.00 [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, Beginning Balance			0	$ 58	58	0
Purchases						0
Exercise of warrant						101
Impairment					0	0
Loss on changes in fair value			0		(58)	(43)
Investments, Ending Balance	$ 0		$ 0		$ 0	$ 58